Borrowings - Schedule of Borrowings (Details) - AUD ($)		Dec. 31, 2024		Jul. 15, 2024	Jun. 30, 2024		Jun. 30, 2023
Schedule of Borrowings [Line Items]
Current liabilities		$ 3,882,778			$ 2,084,152		$ 5,086
Non-current liabilities		13,550			1,759,447		2,471,619
Liabilities current and non-current		3,896,328		$ 1,938,287	3,843,599		2,476,705
Loan from Director [Member]
Schedule of Borrowings [Line Items]
Current liabilities		5,086	[1]		5,086	[1],[2]	5,086	[2]
Non-current liabilities		13,550			13,550		13,550
Loan from associated entities [Member]
Schedule of Borrowings [Line Items]
Current liabilities		156,434	[3]		156,066	[3],[4]		[4]
Non-current liabilities	[4]						155,304
Shareholder Loans [Member]
Schedule of Borrowings [Line Items]
Current liabilities		2,221,726	[5]		1,923,000	[5],[6]		[6]
Non-current liabilities	[7]						$ 1,463,650
Convertible notes payable [Member]
Schedule of Borrowings [Line Items]
Current liabilities	[8]	2,590,425
Non-current liabilities	[8]				1,745,897
Debt discount [Member]
Schedule of Borrowings [Line Items]
Debt discount	[9]	$ (1,090,893)

[1]	This is unsecured and interest free loan with no maturity terms provided by directors of the Company.
[2]	These are unsecured and interest free loans with no maturity terms provided by directors of the Company.
[3]	During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest per annum. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon Szewach directors of the Company
[4]	During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon H. Szewach directors of the Company.
[5]	On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-months and were expected to be mature on 15 July 2023.
[6]	On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.
[7]	On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders) for $1,493,445 received during January and February 2022, at an interest rate of 12% per annum for an 18 month term maturing on 15 July, 2023.
[8]	On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;
[9]	In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.